Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes
	2018		2017
Taxes calculated at federal rate	($631,627)	21.0%	($247,062)	35.0%
State income tax, net of federal benefit	(35,215)	1.2%	(36,800)	5.5%
Change in Valuation Allowance	712,113	-23.7%	283,862	-40.5%
Prior period adjustment	(88,626)	2.9%	—	0.0%
Permenant items	43,355	-1.4%	—	0.0%
Provision (benefit) for taxes	$—	0%	$—	0%

Schedue of deferred tax assets
	2018	2017
Noncurrent deferred tax assets (liabilities):
Deferred Tax Assets
Accrued compensation	$88,789	$—
Net Operating Loss Carryforwards and Credits	13,933,735	13,310,411
Total Deferred Tax Assets	$14,022,524	$13,310,411

Valuation allowance	(14,022,524)	(13,310,411)
Net deferred tax / (liabilities)	$—	$—

Schedule of unrecognized tax benefits and carryforwards

Balance at December 31, 2016	$9,635,824
Additions related to prior year tax positions	—
Additions related to current year tax positions	—
Reductions related to prior year tax positions and settlements
Balance at December 31, 2017	$9,635,824
Additions related to prior year tax positions	—
Additions related to current year tax positions	—
Reductions related to prior year tax positions and settlements	—
Balance at December 31, 2018	$9,635,824